UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06501

Name of Fund: BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan — 122.6%
Corporate — 4.2%
Dickinson County EDC, Michigan, Refunding RB, International Paper Co. Project, Series A, 5.75%, 6/01/16	$2,500	$2,508,225
Monroe County EDC, Michigan, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	3,805	5,128,569

		7,636,794

County/City/Special District/School District — 37.2%
Adrian City School District Michigan, GO (AGM), 5.00%, 5/01/14 (a)	2,400	2,567,328
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	2,000	2,208,800
4.25%, 5/01/26	1,145	1,266,771
4.38%, 5/01/27	640	708,973
4.00%, 5/01/28	760	810,183
4.38%, 5/01/28	400	439,108
4.00%, 5/01/29	380	402,469
4.50%, 5/01/29	605	665,966
Bay City School District Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/36	200	218,084
Brighton Area School District, GO, School Building, Series I (Q-SBLF):
4.25%, 5/01/37	2,280	2,349,426
4.00%, 5/01/42	860	870,569
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,250	1,437,925
5.00%, 4/01/26	1,250	1,416,800
5.00%, 4/01/27	500	566,720
City of Jackson, GO, Capital Appreciation Downtown Development (AGM), 4.87%, 6/01/26 (b)	2,710	1,409,688
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/30	600	658,632
Comstock Park Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	450	519,971
5.50%, 5/01/41	830	958,401
County of Genesee Michigan, GO, Water Supply System (NPFGC), 5.13%, 11/01/33	500	508,805
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	400	433,336
County of St. Clair, GO, Refunding, Limited Tax Refunding, 5.00%, 4/01/28	915	1,064,136

	Par (000)	Value
Municipal Bonds
Michigan (continued)
County/City/Special District/School District (continued)
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	$2,000	$2,258,020
Detroit City School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
Series A, 5.38%, 5/01/13	1,480	1,517,873
Series B, 5.00%, 5/01/13	1,600	1,637,952
Eaton Rapids Public Schools Michigan, GO, School Building & Site (AGM), 5.25%, 5/01/14 (a)	2,000	2,147,860
Flint EDC, RB, Michigan Department of Human Services Office Building, 5.25%, 10/01/41	1,880	2,018,255
Fraser Public School District, GO, School Building & Site (AGM), 5.00%, 5/01/25	1,255	1,373,196
Gibraltar School District Michigan, GO, School Building & Site Improvement (NPFGC) (a):
5.00%, 5/01/14	585	626,061
5.00%, 5/01/14	3,065	3,278,692
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	400	470,924
5.50%, 5/01/36	800	927,600
5.50%, 5/01/41	1,000	1,152,300
Gull Lake Community School District, GO, Refunding (AGM), 4.00%, 5/01/26	500	532,700
Harper Creek Community School District Michigan, GO, Refunding (AGM), 5.00%, 5/01/22	1,000	1,096,260
Harper Woods School District Michigan, GO, Refunding, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	10	10,442
Howell Public Schools, Refunding, GO (Q-SBLF), 4.50%, 5/01/29	660	739,570
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	2,650	3,005,100
Jonesville Community Schools Michigan, GO, Refunding (NPFGC), 5.00%, 5/01/29	1,085	1,165,919
L'Anse Creuse Public Schools Michigan, GO, School Building & Site (AGM):
5.00%, 5/01/25	1,000	1,094,180
5.00%, 5/01/26	1,050	1,146,075
5.00%, 5/01/35	2,000	2,149,160
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC), 4.63%, 5/01/28	2,325	2,494,446

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (continued)
County/City/Special District/School District (concluded)
Livonia Public Schools School District Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/24	$500	$528,520
Ludington Area School District Michigan, GO (NPFGC), 5.25%, 5/01/23	1,440	1,498,507
New Lothrop Area Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/35	1,200	1,306,884
Parchment School District, County of Kalamazoo, State of Michigan, GO, School Building and Site, 5.00%, 5/01/25	590	681,480
Reed City Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/14 (a)	1,000	1,070,500
Romulus Community Schools, GO, Unlimited Tax, Refunding:
4.13%, 5/01/25	715	779,164
4.25%, 5/01/26	740	808,176
4.25%, 5/01/27	725	785,755
4.50%, 5/01/29	630	690,039
(AGM), 4.00%, 5/01/24	500	542,615
(AGM), 4.38%, 5/01/28	1,335	1,454,042
Southfield Public Schools Michigan, GO, School Building & Site, Series B (AGM), 5.00%, 5/01/14 (a)	1,000	1,070,190
Sparta Area Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	1,000	1,068,940
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC), 5.00%, 5/01/32	1,500	1,675,740
Van Dyke Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/28	750	846,757
Zeeland Public Schools Michigan, GO, School Building & Site (NPFGC), 5.00%, 5/01/14 (a)	1,230	1,316,334

		68,448,319

Education — 9.1%
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/23	1,360	1,501,426
4.50%, 10/01/24	1,595	1,748,471
4.50%, 10/01/25	1,405	1,534,176
Lake Superior State University, Refunding RB (AGM):
4.00%, 11/15/26	475	499,377
4.00%, 11/15/27	285	298,207
4.00%, 11/15/28	190	198,054
4.00%, 11/15/29	250	259,415
4.00%, 11/15/30	190	196,411

	Par (000)	Value
Municipal Bonds
Michigan (continued)
Education (concluded)
Michigan Higher Education Facilities Authority, RB, Limited Obligation, Hillsdale College Project, 5.00%, 3/01/35	$1,030	$1,045,470
Michigan State University, Refunding RB, General, Series C:
5.00%, 2/15/40	3,770	4,202,683
5.00%, 2/15/44	1,000	1,106,560
Michigan Technological University, Refunding RB, Series A, 5.00%, 10/01/34	1,000	1,130,370
Saginaw Valley State University Michigan, Refunding RB, General (NPFGC), 5.00%, 7/01/24	1,450	1,493,645
Western Michigan University, Refunding RB, General, 5.25%, 11/15/40	1,400	1,597,736

		16,812,001

Health — 25.3%
Flint Hospital Building Authority Michigan, Refunding RB, Hurley Medical Center (ACA):
6.00%, 7/01/20	570	578,938
Series A, 5.38%, 7/01/20	385	385,547
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	2,750	3,091,632
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	3,000	3,413,340
Michigan State Finance Authority, RB, Sparrow Obligated Group, 5.00%, 11/15/36	950	1,043,565
Michigan State Finance Authority, Refunding RB, Trinity Health Credit:
5.00%, 12/01/31	1,900	2,172,517
5.00%, 12/01/35	1,900	2,127,924
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	2,300	2,638,606
McLaren Health Care, Series C, 5.00%, 8/01/35	1,585	1,710,247
MidMichigan Obligation Group, Series A, 5.00%, 4/15/26	380	402,971
MidMichigan Obligation Group, Series A (AMBAC), 5.50%, 4/15/18	1,000	1,002,910
Trinity Health Credit, 5.00%, 12/01/16 (a)	145	170,256
Trinity Health Credit, 5.00%, 12/01/26	855	960,020
Michigan State Hospital Finance Authority, Refunding RB:
5.38%, 12/01/12 (a)	1,000	1,004,300
5.38%, 12/01/12 (a)	185	185,797

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (continued)
Health (concluded)
Michigan State Hospital Finance Authority, Refunding RB (concluded):
6.25%, 12/01/28	$570	$675,427
Hospital, Crittenton, Series A, 5.63%, 3/01/27	1,300	1,324,375
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/21	400	444,932
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/25	2,470	2,681,704
Hospital, Oakwood Obligation Group, Series A, 5.00%, 7/15/37	3,340	3,516,920
Hospital, Sparrow Obligated, 5.00%, 11/15/31	1,595	1,702,343
McLaren Health Care, 5.75%, 5/15/38	1,500	1,677,375
McLaren Health Care, Series A, 5.00%, 6/01/35	860	950,223
Trinity Health Credit, 5.38%, 12/01/12 (a)	1,765	1,772,589
Trinity Health Credit, Series A, 6.13%, 12/01/23	940	1,125,594
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,400	1,687,854
Trinity Health Credit, Series C, 4.00%, 12/01/32	3,040	3,175,371
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,289,500
Sturgis Building Authority, RB, Sturgis Hospital Project (NPFGC), 4.75%, 10/01/34	3,525	3,595,394

		46,508,171

Housing — 3.4%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie Mae), 5.25%, 2/20/48	1,000	1,039,540
Series A, 4.75%, 12/01/25	2,675	2,949,803
Series A (NPFGC), 5.30%, 10/01/37	20	20,019
Michigan State HDA, Refunding RB, Series A, 6.05%, 10/01/41	2,000	2,224,160

		6,233,522

State — 14.3%
Michigan Municipal Bond Authority, Refunding RB, Local Government, Charter County Wayne, Series B (AGC), 5.38%, 11/01/24	125	146,081
Michigan State Building Authority, Refunding RB, Facilities Program:
Series A, 5.50%, 10/15/45	750	869,453

	Par (000)	Value
Municipal Bonds
Michigan (continued)
State (concluded)
Michigan State Building Authority, Refunding RB, Facilities Program (concluded):
Series H (AGM), 5.00%, 10/15/26	$3,000	$3,434,100
Series I, 6.25%, 10/15/38	2,350	2,750,393
Series I (AGC), 5.25%, 10/15/24	2,000	2,404,620
Series I (AGC), 5.25%, 10/15/25	1,500	1,809,825
Series I (AGC), 5.25%, 10/15/26	400	482,172
Series II (NPFGC), 5.00%, 10/15/29	2,000	2,067,700
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	2,510	2,735,423
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	1,000	1,140,130
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	3,250	3,605,485
State of Michigan Trunk Line Revenue, RB, Fund:
5.00%, 11/15/29	750	888,848
5.00%, 11/15/33	1,150	1,341,797
5.00%, 11/15/36	2,220	2,573,024

		26,249,051

Transportation — 11.0%
Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	4,475	4,688,860
5.25%, 12/01/26	3,700	3,865,908
5.00%, 12/01/34	3,550	3,629,129
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/26	3,060	3,359,207
5.38%, 12/01/32	4,300	4,595,969

		20,139,073

Utilities — 18.1%
City of Detroit Michigan Water Supply System, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	2,000	2,428,800
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	4,000	4,030,560
City of Detroit Michigan Water Supply System, Refunding RB, Second Lien, Series C (AGM), 5.00%, 7/01/29	6,275	6,633,616
City of Grand Rapids Michigan, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,893,300
City of Grand Rapids Michigan Sanitary Sewer System, RB:
5.00%, 1/01/37	570	657,347
4.00%, 1/01/42	1,050	1,084,545

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Utilities (concluded)
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	$190	$211,272
5.63%, 10/01/40	500	560,020
City of Wyoming Michigan, RB, Sewer System (NPFGC), 5.00%, 6/01/30	5,300	5,719,177
Lansing Board of Water & Light Utilities System, RB, Series A:
5.00%, 7/01/27	1,210	1,417,612
5.00%, 7/01/31	2,600	3,026,504
5.00%, 7/01/37	1,270	1,451,077
5.50%, 7/01/41	2,000	2,375,640
Michigan Municipal Bond Authority, RB, Clean Water Revolving Fund:
Pooled Project, 5.00%, 10/01/27	760	939,626
Subordinate, 5.00%, 10/01/27	750	864,630

		33,293,726

Total Municipal Bonds in Michigan		225,320,657

Guam — 2.9%
State — 2.1%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	1,800	2,002,212
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	850	953,921
Territory of Guam, RB, Series B-1, 5.00%, 1/01/37	715	789,596

		3,745,729

Utilities — 0.8%
Guam Power Authority, Refunding RB, Series A:
5.00%, 10/01/34	335	362,276
(AGM), 5.00%, 10/01/26	600	682,932
(AGM), 5.00%, 10/01/27	390	441,967

		1,487,175

Total Municipal Bonds in Guam		5,232,904

Puerto Rico — 7.2%
State — 5.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.62%, 8/01/43 (b)	12,500	2,274,250
CAB, Series A (NPFGC), 5.70%, 8/01/46 (b)	30,000	4,498,200
First Sub-Series C (AGM), 5.13%, 8/01/42	3,200	3,473,184

		10,245,634

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
Transportation — 1.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	$2,000	$2,371,340

Utilities — 0.4%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	680	698,911

Total Municipal Bonds in Puerto Rico		13,315,885

Total Municipal Bonds – 132.7%		243,869,446

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

Michigan — 18.5%
County/City/Special District/School District — 4.2%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/37	3,970	4,519,349
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/31	2,850	3,152,898

		7,672,247

Education — 6.2%
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/31	2,500	2,831,075
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	7,793	8,549,224

		11,380,299

Health — 1.0%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	1,650	1,834,321

Housing — 2.5%
Michigan HDA, RB, Rental Housing, Series A, 6.00%, 10/01/45	4,280	4,665,714

Utilities — 4.6%
City of Grand Rapids Michigan, RB, Sanitary Sewer System (NPFGC), 5.00%, 1/01/34	6,898	7,310,388

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2012 4

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)

Michigan (concluded)
Utilities (concluded)
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	$1,012	$1,096,569

		8,406,957

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 18.5%		33,959,538

Total Long-Term Investments (Cost – $256,815,208) – 151.2%		277,828,984

	Shares
Short-Term Securities

BIF Michigan Municipal Money Fund, 0.00% (d)(e)	6,551,600	6,551,600

Total Short-Term Securities (Cost – $6,551,600) – 3.6%		6,551,600

Total Investments (Cost - $263,366,808*) – 154.8%		284,380,584
Other Assets Less Liabilities – 1.8%		3,375,265
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.1)%		(16,732,803)
VRDP Shares, at Liquidation Value – (47.5)%		(87,300,000)
Net Assets Applicable to Common Shares – 100.0%		$183,723,046

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$247,017,027
Gross unrealized appreciation	$22,506,665
Gross unrealized depreciation	(1,861,292)
Net unrealized appreciation	$20,645,373

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF Michigan Municipal Money Fund	6,554,292	(2,692)	6,551,600	$—

(e)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications or reporting ease.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
Ginnie Mae	Government National Mortgage-Association
GO	General Obligation Bonds
HDA	Housing Development Authority
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2012 5

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund II, Inc. (MYM)

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$277,828,984	—	$277,828,984
Short-Term Securities	$6,551,600	—	—	6,551,600
Total	$6,551,600	$277,828,984	—	$284,380,584

1	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(16,718,184)	—	$(16,718,184)
VRDP Shares	—	(87,300,000)	—	(87,300,000)
Total	—	$(104,018,184)	—	$(104,018,184)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II, INC.	OCTOBER 31, 2012 6

Item 2 –  Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund II, Inc.

Date: December 21, 2012